UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6398

Fidelity New York Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New York AMT Tax-Free Money Market Fund

April 30, 2018

SNM-QTLY-0618
1.800352.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 22.3%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.9% 5/7/18, VRDN (a)	$2,000,000	$2,000,000
West Jefferson Indl. Dev. Series 2008, 1.9% 5/7/18, VRDN (a)	1,800,000	1,800,000
		3,800,000
Connecticut - 0.5%
Connecticut Gen. Oblig. Series 2016 C, 1.83% 5/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	7,200,000	7,200,000
Indiana - 0.0%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.9% 5/7/18, VRDN (a)	500,000	500,000
Series I, 1.9% 5/7/18, VRDN (a)	200,000	200,000
		700,000
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.92% 5/7/18, VRDN (a)	4,100,000	4,100,000
Series 2010 B1, 1.94% 5/7/18, VRDN (a)	4,600,000	4,600,000
		8,700,000
New York - 20.2%
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 1.79% 5/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	4,955,000	4,955,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 1.78% 5/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	5,295,000	5,295,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 1.76% 5/7/18, LOC Wells Fargo Bank NA, VRDN (a)	17,775,000	17,775,000
Nassau Health Care Corp. Rev. Series 2009 B2, 1.79% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	4,615,000	4,615,000
New York City Gen. Oblig.:
Series 2008 J6, 1.58% 5/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,365,000	1,365,000
Series 2013 A5, 1.75% 5/7/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	3,000,000	3,000,000
Series 2015 F4, 1.7% 5/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	17,250,000	17,250,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2016 CC, 1.78% 5/7/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	2,040,000	2,040,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 1.75% 5/7/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,870,000	6,870,000
Series 2003 C4, 1.6% 5/1/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	11,720,000	11,720,000
Series 2015 A4, 1.6% 5/1/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	5,600,000	5,600,000
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 D, 1.72% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	2,410,000	2,410,000
(Northern Westchester Hosp. Assoc. Proj.) Series 2009, 1.72% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	1,550,000	1,550,000
New York Hsg. Fin. Agcy. Rev.:
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 1.77% 5/7/18, LOC Bank of America NA, VRDN (a)	1,900,000	1,900,000
(505 West 37th Street Proj.):
Series 2009 A, 1.59% 5/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	19,400,000	19,400,000
Series 2009 B, 1.59% 5/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,550,000	4,550,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 1.83% 5/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	21,500,000	21,500,000
Series 2010 A:
1.73% 5/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,500,000	4,500,000
1.73% 5/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	28,515,000	28,515,000
Series 2013 A, 1.76% 5/7/18, LOC Wells Fargo Bank NA, VRDN (a)	6,900,000	6,900,000
Series 2014 A:
1.7% 5/7/18, LOC Wells Fargo Bank NA, VRDN (a)	10,945,000	10,945,000
1.75% 5/7/18, LOC Bank of New York, New York, VRDN (a)	1,205,000	1,205,000
1.76% 5/7/18, LOC Wells Fargo Bank NA, VRDN (a)	7,200,000	7,200,000
Series 2015 A2, 1.81% 5/7/18, LOC Bank of New York, New York, VRDN (a)	10,000,000	10,000,000
New York Local Govt. Assistance Corp. Series 2008 B7V, 1.73% 5/7/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,575,000	4,575,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D1, 1.78% 5/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	37,570,000	37,570,000
Series 2012 G2, 1.72% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	2,990,000	2,990,000
Series 2015 E, 1.75% 5/7/18, LOC Bank of The West San Francisco, VRDN (a)	3,895,000	3,895,000
New York State Hsg. Fin. Agcy. Rev. Series 2016 A:
1.76% 5/7/18, LOC JPMorgan Chase Bank, VRDN (a)	22,100,000	22,100,000
1.76% 5/7/18, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Westchester County Indl. Agcy. Rev. Series 2001, 1.92% 5/7/18, VRDN (a)	855,000	855,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 1.75% 5/7/18, LOC Freddie Mac, VRDN (a)	2,000,000	2,000,000
(Bruckner by the Bridge Proj.) Series 2008 A, 1.75% 5/7/18, LOC Freddie Mac, VRDN (a)	7,900,000	7,900,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2009 A, 1.73% 5/7/18, LOC Freddie Mac, VRDN (a)	10,200,000	10,200,000
FNMA New York Hsg. Fin. Agcy. Rev. (316 11th Ave Hsg. Proj.) Series 2009 A, 1.73% 5/7/18, LOC Fannie Mae, VRDN (a)	4,800,000	4,800,000
		298,945,000
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey:
Series 1997 1, 1.8% 5/30/18, VRDN (a)(b)	2,500,000	2,500,000
Series 1997 2, 1.8% 5/30/18, VRDN (a)(b)	5,800,000	5,800,000
		8,300,000
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 1.92% 5/7/18, LOC Bank of America NA, VRDN (a)	2,625,000	2,625,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $330,270,000)		330,270,000

Tender Option Bond - 44.0%
California - 0.1%
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.91% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	795,000	795,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,000,000	2,000,000
Florida - 0.6%
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,700,000	5,700,000
Central Florida Expressway Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	3,600,000	3,600,000
		9,300,000
Illinois - 0.8%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 2% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,200,000	7,200,000
Series Floaters 006, 2% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,300,000	4,300,000
		11,500,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,700,000	4,700,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.92% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	300,000	300,000
New York - 40.5%
Brooklyn Arena Loc Dev. Corp. Participating VRDN Series Floaters XX 10 76, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,800,000	3,800,000
City of New York Gen. Oblig. Bonds Participating VRDN Series XM 03 53, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Dorm. Auth. New York Univ. Rev. Participating VRDN:
Series Floaters XF 05 98, 1.78% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,200,000	3,200,000
Series Floaters XF 25 14, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,750,000	3,750,000
Dutchess County Local Dev. Corp. Participating VRDN Series XF 23 43, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,700,000	3,700,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 1.8% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,200,000	1,200,000
Series Floaters XF 05 51, 1.8% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,700,000	2,700,000
Series floaters XF 24 57, 1.8% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,333,500	2,333,500
Series Floaters XF 24 80, 1.77% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,200,000	5,200,000
Series Floaters XM 05 16, 1.8% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,800,000	2,800,000
Series Floaters ZM 05 15, 1.8% 5/3/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,800,000	1,800,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,400,000	2,400,000
New York City Gen. Oblig.:
Bonds Series Solar 2017 0057, 1.9%, tender 7/19/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,610,000	1,610,000
Participating VRDN:
Series 15 ZF0197, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series 15 ZF0201, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,435,000	3,435,000
Series 2015 ZF0206, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700,000	2,700,000
Series BC 13 19U, 1.02% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,140,000	5,140,000
Series Floaters E 118, 1.63% 5/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,000,000	6,000,000
Series Floaters E86, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	14,165,000	14,165,000
Series Floaters E88, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	13,590,000	13,590,000
Series Floaters XF 05 52, 1.77% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,825,000	4,825,000
Series Floaters XF 25 61, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,915,000	4,915,000
Series Floaters XG 01 53, 1.77% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,265,000	2,265,000
Series Floaters XM 05 26, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,370,000	10,370,000
Series MS 3324, 1.78% 5/7/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.) (a)(c)	6,650,000	6,650,000
Series MS 3361, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000,000	5,000,000
Series ROC II R 14045, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	13,150,000	13,150,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN:
Series XM 02 86, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series ZF 23 15, 1.77% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	11,950,000	11,950,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0097, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	895,000	895,000
Series 15 XF0128, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,940,000	8,940,000
Series 15 XF0129, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,700,000	1,700,000
Series 2015 ZF0207, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Series 2017 03, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,100,000	2,100,000
Series 2017 ZM 0495, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,000,000	3,000,000
Series EGL 2017 06, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,655,000	5,655,000
Series Floaters 3129, 1.78% 5/7/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	2,900,000	2,900,000
Series Floaters XL 00 67, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,710,000	3,710,000
Series Floaters XM 04 36, 1.77% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,500,000	7,500,000
Series Floaters ZF 05 31, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,030,000	13,030,000
Series Floaters ZM 05 47, 1.78% 5/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	2,500,000	2,500,000
Series MS 00 3387, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series MS 3274 X, 1.77% 5/7/18 (Liquidity Facility Bank of America NA) (a)(c)	7,980,000	7,980,000
Series MS 3373, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,000,000	1,000,000
Series Putters 15 XM0002, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,705,000	4,705,000
Series XG 0112, 1.78% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,800,000	2,800,000
Series XM 03 56, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Series XX 1046, 1.77% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,775,000	7,775,000
New York City Transitional Fin. Auth. Participating VRDN:
Series Floaters XM 03 70, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series XF 23 18, 1.77% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,300,000	9,300,000
Series XM 03 57, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series Floaters XF 05 61, 1.77% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,060,000	2,060,000
Series Floaters XF 25 55, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,500,000	2,500,000
Series Floaters XM 06 20, 1.78% 5/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	4,735,000	4,735,000
Series Floaters ZF 02 75, 1.8% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,300,000	1,300,000
Series MS 3414, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XM0086, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,500,000	4,500,000
Series 16 XF0396, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Series 2014 XM0029, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	12,570,000	12,570,000
Series Floaters E99, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,800,000	5,800,000
Series Floaters XF 05 66, 1.77% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000,000	4,000,000
Series Floaters XM 04 22, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,650,000	10,650,000
Series Floaters XM 04 38, 1.77% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,500,000	3,500,000
Series Floaters XM 04 39, 1.77% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,190,000	5,190,000
Series Floaters XM 04 60, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series Floaters ZM 05 44, 1.77% 5/7/18 (Liquidity Facility Bank of America NA) (a)(c)	2,225,000	2,225,000
Series MS 3360, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,130,000	3,130,000
Series MS 3393, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,890,000	2,890,000
Series ROC II R 11902, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,200,000	2,200,000
Series ROC II R 11994, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	10,380,000	10,380,000
Series ROC II R 14082, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	12,580,000	12,580,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 1.77% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	9,800,000	9,800,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 1.79% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	19,650,000	19,650,000
Series 16 ZF0423, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,330,000	1,330,000
Series 2014 XF 0012, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,600,000	6,600,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	1,700,000	1,700,000
Participating VRDN:
ROC II R 11944, 1.77% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	17,550,000	17,550,000
Series 16 ZF0421, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,775,000	8,775,000
Series ROC II R 11943, 1.77% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,580,000	5,580,000
Series ROC II R 11955, 1.77% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	9,000,000	9,000,000
Series ROC II R 11975, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,590,000	7,590,000
Series XF 22 68, 1.79% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,500,000	3,500,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XL0002, 1.77% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100,000	4,100,000
Series 16 XM0215, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,905,000	8,905,000
Series Floaters XG 01 69, 1.77% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,600,000	3,600,000
Series Floaters ZF 05 07, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,930,000	1,930,000
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 1.77% 5/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	7,480,000	7,480,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0139, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,340,000	3,340,000
Series 16 ZM0174, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,645,000	4,645,000
Series 2015 ZF0209, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000,000	1,000,000
New York State Envir. Facilities Corp. Participating VRDN Series XF 23 44, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,500,000	3,500,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 1.77% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	16,800,000	16,800,000
New York State Thruway Auth. Participating VRDN Series Floaters XF 22 28, 1.35% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	633,000	633,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 1.77% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	8,080,000	8,080,000
New York Univ., Bonds Series Solar 0034, SIFMA Municipal Swap Index + 0.050% 1.8%, tender 5/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,300,000	1,300,000
NY Util. Debt Securitization Auth. Participating VRDN Series Floaters ZF 05 10, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,670,000	6,670,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 1.78% 5/7/18 (Liquidity Facility Bank of America NA) (a)(c)	700,000	700,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XF0405, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,605,000	7,605,000
Series 16 XL0003, 1.77% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,950,000	9,950,000
Series MS 3083, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,975,000	6,975,000
Series RBC 16 ZM 0138, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500,000	2,500,000
Series RBC 16 ZM 0139, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,500,000	4,500,000
Series XF 0289, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	18,300,000	18,300,000
Series XF 05 36, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,000,000	3,000,000
Series XM 04 76, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,195,000	6,195,000
Triborough Bridge and Tunnel Auth. Participating VRDN:
Series XM 03 40, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,800,000	5,800,000
Series XM 03 41, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000,000	3,000,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,700,000	7,700,000
Series Floaters ZM 01 22, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,000,000	1,000,000
Series Floaters ZM 04 56, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series Floaters ZM 04 62, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	900,000	900,000
Westchester County Loc Dev. Co. Participating VRDN Series Floaters XF 24 81, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,700,000	1,700,000
		600,481,500
New York And New Jersey - 1.3%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF2211, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,100,000	1,100,000
Series Floaters XF 05 62, 1.77% 5/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,970,000	1,970,000
Series Floaters XF 05 65, 1.77% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,940,000	2,940,000
Series Floaters XM 05 05, 1.78% 5/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	7,200,000	7,200,000
Series Floaters XX 10 68, 1.77% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,335,000	3,335,000
Series Floaters ZM 04 10, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,300,000	1,300,000
Series MS 15 ZM0099, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)	1,100,000	1,100,000
		18,945,000
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	785,000	785,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	400,000	400,000
		1,185,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,500,000	1,500,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	700,000	700,000
		2,200,000
TOTAL TENDER OPTION BOND
(Cost $651,406,500)		651,406,500

Other Municipal Security - 23.6%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.85%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,215,000	4,215,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.85%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,275,000	4,275,000
		8,490,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.76% tender 5/16/18, CP mode	900,000	900,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992, 1.73% tender 5/17/18, CP mode	1,300,000	1,300,000
Series 92, 1.85% tender 5/25/18, CP mode	700,000	700,000
		2,000,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 90B, 1.91% tender 5/24/18, CP mode	2,100,000	2,100,000
New York - 22.1%
Albany City School District BAN Series 2017 C, 2.25% 8/3/18	7,500,000	7,520,030
Babylon Union Free School District TAN Series 2017, 2.25% 6/22/18	2,300,000	2,303,744
Bay Shore Union Free School District TAN Series 2017, 2% 6/22/18	5,500,000	5,503,573
Bayport-Blue Point Union Free School District:
BAN Series 2017, 2.25% 10/5/18	4,465,000	4,487,413
TAN Series 2017, 2% 6/27/18	3,500,000	3,500,741
Bedford Central School District BAN Series 2017:
2.25% 7/13/18	4,500,000	4,509,513
2.5% 7/13/18	6,400,000	6,408,892
Brewster Central School District BAN Series 2017:
2.25% 7/13/18	6,100,000	6,113,383
2.5% 7/13/18	5,970,358	5,986,168
Burnt Hills Ballston Lake NY BAN Series 2017, 2.5% 6/22/18	14,338,000	14,363,208
Central Islip Union Free School District:
BAN Series 2017, 2% 8/16/18	3,400,000	3,407,758
TAN Series 2017, 2.25% 6/27/18	2,900,000	2,904,923
Clarence Central School District BAN Series 2017 A, 2.5% 6/28/18	18,480,000	18,505,185
Connetquot Central School District:
BAN Series 2017, 2.25% 8/30/18	1,200,000	1,204,522
TAN Series 2017, 2% 6/27/18	200,000	200,152
East Hampton Union Free School District TAN Series 2017, 2% 6/27/18	4,700,000	4,706,437
Eastport-South Manor Central School District TAN Series 2017, 2.25% 6/22/18	8,800,000	8,811,295
Elwood Union Free School District TAN Series 2017, 2% 6/22/18	3,600,000	3,605,153
Hampton Bays Union Free School District:
BAN Series 2017, 2.25% 6/20/18	5,000,000	5,006,140
TAN Series 2017, 2.25% 6/20/18	3,700,000	3,704,558
Harborfields Central School District Greenlawn:
BAN Series 2016, 2.3% 9/6/18	1,300,000	1,305,161
TAN Series 2017, 2% 6/22/18	3,700,000	3,703,105
Hauppauge Union Free School District TAN Series 2017, 2% 6/22/18	3,900,000	3,904,437
Highland Cent School District BAN Series 2017, 2.25% 7/20/18	3,200,000	3,207,343
Irondequoit Gen. Oblig. BAN Series 2018 A, 3% 4/19/19	9,500,000	9,605,474
Jefferson County BAN Series 2017, 2.5% 11/1/18	2,240,000	2,254,386
Kings Park Central School District TAN Series 2017, 2% 6/22/18	3,200,000	3,202,700
Longwood Central School District TAN Series 2017, 2% 6/22/18	9,100,000	9,107,973
Middletown City School District BAN:
Series 2017 A, 2% 6/21/18	6,500,000	6,501,143
Series 2017, 2.5% 6/21/18	9,990,000	10,002,370
New York City Trust For Cultural Bonds:
(American Museum Natural History) Series 2014 B1, SIFMA Municipal Swap Index + 0.040% 1.79%, tender 10/9/18 (a)(d)	13,300,000	13,300,000
Series 2014 B2, SIFMA Municipal Swap Index + 0.030% 1.78%, tender 1/7/19 (a)(d)	15,000,000	15,000,000
New York Pwr. Auth.:
Series 1, 1.58% 5/10/18, CP	2,500,000	2,500,000
Series 2:
1.6% 6/4/18, CP	4,200,000	4,200,000
1.67% 7/6/18, CP	14,400,000	14,400,000
1.77% 6/14/18, CP	14,500,000	14,500,000
Patchogue Medford Union Free School District TAN Series 2017, 2% 6/22/18	13,900,000	13,901,446
Riverhead Central School District BAN Series 2017, 2.25% 9/14/18	1,100,000	1,104,906
Rockville Ctr. Union Free School District TAN Series 2017, 2% 6/22/18	3,800,000	3,805,439
Sayville Union Free School District TAN Series 2017, 2% 6/27/18	3,200,000	3,204,337
Scotia Glenville Central School District BAN Series 2017, 2.25% 6/29/18	4,784,550	4,792,491
Syosset Central School District TAN Series 2017:
2% 6/27/18	500,000	500,696
2.25% 6/27/18	4,300,000	4,305,542
Three Village Central School District TAN Series 2017, 2% 6/27/18	9,000,000	9,001,905
Tonawanda Town BAN Series 2017, 2% 8/30/18	6,182,506	6,200,861
Triborough Bridge & Tunnel Auth. Revs. Bonds (MTA Bridges and Tunnels Proj.) Series 2008 A, 5.25% 5/15/18 (Pre-Refunded to 5/15/18 @ 100)	9,300,000	9,313,784
Ulster County Gen. Oblig. BAN Series 2017, 2.5% 11/21/18	3,629,965	3,654,798
West Islip Union Free School District BAN Series 2017, 2.15% 7/25/18	3,800,000	3,803,107
West Seneca BAN Series 2017 B, 2.25% 7/26/18	8,900,000	8,910,107
Westchester County Gen. Oblig.:
BAN Series A, 3% 12/14/18	12,100,000	12,216,415
TAN Series 2018, 2% 5/29/18	14,000,000	14,007,876
		328,170,590
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey Series B:
1.23% 5/17/18, CP	2,300,000	2,300,000
1.38% 5/2/18, CP	4,855,000	4,855,000
1.58% 6/14/18, CP	1,015,000	1,015,000
		8,170,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $349,830,590)		349,830,590
	Shares	Value

Investment Company - 9.7%
Fidelity Tax-Free Cash Central Fund, 1.71% (f)(g)
(Cost $144,361,356)	144,350,612	144,361,356
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $1,475,868,446)		1,475,868,446
NET OTHER ASSETS (LIABILITIES) - 0.4%		5,986,370
NET ASSETS - 100%		$1,481,854,816

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,680,000 or 2.8% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,100,000 or 0.1% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$1,500,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 2/27/18	$5,700,000
Central Florida Expressway Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	2/14/18	$3,600,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 2% 6/11/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 4/20/18	$7,200,000
Chicago Board of Ed. Participating VRDN Series Floaters 006, 2% 6/11/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$4,300,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,000,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.91% 6/11/18 (Liquidity Facility Barclays Bank PLC)	10/5/17	$795,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$785,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$4,700,000
New York Dorm. Auth. Revs. Bonds Series WF 113C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$1,700,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	3/9/17	$400,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$700,000
Port Auth. of New York & New Jersey Series 1997 1, 1.8% 5/30/18, VRDN	10/14/14 - 11/16/15	$2,500,000
Port Auth. of New York & New Jersey Series 1997 2, 1.8% 5/30/18, VRDN	1/3/13 - 12/15/17	$5,800,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$454,718
Total	$454,718

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New York Municipal Money Market Fund

April 30, 2018

NFS-QTLY-0618
1.800344.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.5%
	Principal Amount	Value
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2% 5/7/18, VRDN (a)(b)	$6,161,000	$6,161,000
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 2% 5/7/18, VRDN (a)(b)	1,600,000	1,600,000
Series 2002, 1.96% 5/7/18, VRDN (a)(b)	1,600,000	1,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.81% 5/7/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	3,000,000	3,000,000
		6,200,000
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.88% 5/7/18, VRDN (a)(b)	1,100,000	1,100,000
Series 2003 B, 1.85% 5/7/18, VRDN (a)(b)	3,700,000	3,700,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.9% 5/7/18, VRDN (a)	500,000	500,000
Series I, 1.9% 5/7/18, VRDN (a)	700,000	700,000
		6,000,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 2% 5/7/18, VRDN (a)(b)	3,200,000	3,200,000
New York - 45.4%
Monroe County Indl. Dev. Agcy. Rev. (Klein Steel Proj.) 2.15% 5/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,390,000	4,390,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beacon Mews Dev. Proj.) Series 2006 A, 1.78% 5/7/18, LOC Citibank NA, VRDN (a)(b)	23,500,000	23,500,000
(Cook Street Apts. Proj.) Series A, 1.77% 5/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,180,000	4,180,000
(East 165th Street Proj.) Series A, 1.78% 5/7/18, LOC Citibank NA, VRDN (a)(b)	6,465,000	6,465,000
(Granite Terrace Apts. Proj.) Series A, 1.78% 5/7/18, LOC Citibank NA, VRDN (a)(b)	3,060,000	3,060,000
(Related-Upper East Proj.) Series A, 1.71% 5/7/18, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	37,000,000	37,000,000
New York City Transitional Fin. Auth. Rev. Series 2003 1A, 1.75% 5/7/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	15,375,000	15,375,000
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.) Series 2008 A, 1.68% 5/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	10,975,000	10,975,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 1.83% 5/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	19,450,000	19,450,000
Series 2010 A:
1.73% 5/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,500,000	2,500,000
1.73% 5/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	50,460,000	50,460,000
New York Metropolitan Trans. Auth. Rev. Series 2015 E, 1.75% 5/7/18, LOC Bank of The West San Francisco, VRDN (a)	17,390,000	17,390,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 1.79% 5/7/18, LOC Mizuho Bank Ltd., VRDN (a)(b)	1,500,000	1,500,000
Series 2004 C2, 1.7% 5/7/18, LOC Mizuho Bank Ltd., VRDN (a)(b)	33,000,000	33,000,000
Series 2004 C3, 1.7% 5/7/18, LOC Mizuho Bank Ltd., VRDN (a)(b)	22,700,000	22,700,000
Series 2010 A, 1.7% 5/7/18, LOC Bank of Nova Scotia, VRDN (a)(b)	20,200,000	20,200,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 2.15% 5/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,570,000	1,570,000
Westchester County Indl. Agcy. Rev. Series 2001, 1.92% 5/7/18, VRDN (a)	4,275,000	4,275,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2011 A, 1.79% 5/7/18, LOC Freddie Mac, VRDN (a)(b)	9,350,000	9,350,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2009 A, 1.73% 5/7/18, LOC Freddie Mac, VRDN (a)	15,350,000	15,350,000
New York Hsg. Fin. Agcy. Rev.:
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.8% 5/7/18, LOC Freddie Mac, VRDN (a)(b)	25,195,000	25,195,000
(Clinton Green North Hsg. Proj.) Series 2006 A, 1.78% 5/7/18, LOC Freddie Mac, VRDN (a)(b)	47,000,000	47,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 1.77% 5/7/18, LOC Freddie Mac, VRDN (a)(b)	7,230,000	7,230,000
(Parkledge Apts. Hsg. Proj.) Series A, 1.76% 5/7/18, LOC Freddie Mac, VRDN (a)(b)	4,815,000	4,815,000
(Sea Park East Hsg. Proj.) Series 2004 A, 1.78% 5/7/18, LOC Freddie Mac, VRDN (a)(b)	13,300,000	13,300,000
(Theatre Row Tower Hsg. Proj.) Series 2001 A, 1.78% 5/7/18, LOC Freddie Mac, VRDN (a)(b)	10,000,000	10,000,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 1.78% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	6,400,000	6,400,000
(89 Murray St. Proj.) Series A, 1.77% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	19,600,000	19,600,000
(Courtland Avenue Apts. Proj.) Series A, 1.78% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	7,905,000	7,905,000
(Louis Nine Boulevard Apts. Proj.) Series A, 1.78% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	7,300,000	7,300,000
(Peter Cintron Apts. Proj.) Series C, 1.78% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	5,840,000	5,840,000
(West 48th Street Dev. Proj.) Series 2001 A, 1.77% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	11,600,000	11,600,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 1.78% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	37,900,000	37,900,000
(255 West 9th Street Proj.) Series 2001 A, 1.77% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	59,500,000	59,500,000
(Brittany Dev. Proj.) Series A, 1.77% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	20,500,000	20,500,000
(Westport Dev. Proj.) Series 2004 A, 1.77% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
Series 2002 A, 1.77% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	3,700,000	3,700,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) Series 1998 A, 1.76% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	43,000,000	43,000,000
(1500 Lexington Avenue Proj.) Series A, 1.79% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	28,400,000	28,400,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 1.77% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	27,100,000	27,100,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 1.77% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	20,295,000	20,295,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.8% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	16,700,000	16,700,000
(66 West 38th Street Hsg. Proj.) Series A, 1.76% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	3,800,000	3,800,000
(750 Sixth Avenue Hsg. Proj.) Series 1999 A, 1.78% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	28,500,000	28,500,000
(Chelsea Apts. Proj.) Series 2003 A, 1.79% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	18,900,000	18,900,000
(East 39th Street Hsg. Proj.) Series 1999 A, 1.78% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	22,700,000	22,700,000
(West 38th Street Hsg. Proj.) Series 2002 A, 1.76% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	16,000,000	16,000,000
Series 2008 A, 1.86% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	18,840,000	18,840,000
		879,710,000
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
Series 1991 2, 1.83% 5/30/18, VRDN (a)(b)(c)	6,400,000	6,400,000
Series 1992 2, 1.8% 5/30/18, VRDN (a)(c)	500,000	500,000
Series 1997 1, 1.8% 5/30/18, VRDN (a)(c)	500,000	500,000
Series 1997 2, 1.8% 5/30/18, VRDN (a)(c)	1,500,000	1,500,000
		8,900,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.96% 5/7/18, VRDN (a)(b)	800,000	800,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.88% 5/7/18, VRDN (a)(b)	4,900,000	4,900,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.89% 5/7/18, VRDN (a)(b)	5,400,000	5,400,000
		10,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $921,271,000)		921,271,000

Tender Option Bond - 19.5%
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,500,000	4,500,000
Florida - 0.4%
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,100,000	8,100,000
Illinois - 0.9%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 2% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,600,000	10,600,000
Series Floaters 006, 2% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,200,000	6,200,000
		16,800,000
Montana - 0.5%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,700,000	9,700,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.92% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,200,000	1,200,000
New York - 13.5%
Brooklyn Arena Loc Dev. Corp. Participating VRDN Series Floaters XX 10 76, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,100,000	6,100,000
Dorm. Auth. New York Univ. Rev. Participating VRDN Series 2017 XG 0114, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,880,000	3,880,000
Dutchess County Local Dev. Corp. Participating VRDN Series XF 23 43, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	16,250,000	16,250,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 1.8% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,800,000	2,800,000
Series Floaters XF 05 51, 1.8% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	6,550,000	6,550,000
Series floaters XF 24 57, 1.8% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,666,500	5,666,500
Series Floaters XM 05 16, 1.8% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	6,620,000	6,620,000
Series Floaters ZM 05 15, 1.8% 5/3/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,200,000	4,200,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,600,000	7,600,000
New York City Gen. Oblig.:
Bonds Series Solar 2017 0057, 1.9%, tender 7/19/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,300,000	3,300,000
Participating VRDN:
Series Floaters E87, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	12,995,000	12,995,000
Series Floaters E88, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,240,000	2,240,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0129, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	23,535,000	23,535,000
Series 16 ZM0161, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,265,000	8,265,000
Series 2017 03, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(d)	6,230,000	6,230,000
Series Floaters ZM 05 47, 1.78% 5/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	3,500,000	3,500,000
Series MS 3362, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000
Series MS 3373, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,980,000	5,980,000
New York City Transitional Fin. Auth. Participating VRDN Series XM 03 03, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,500,000	4,500,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series Floaters XF 25 55, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(d)	3,420,000	3,420,000
Series Floaters XM 06 19, 1.78% 5/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	3,750,000	3,750,000
Series Floaters XM 06 20, 1.78% 5/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	2,650,000	2,650,000
Series Floaters ZF 02 75, 1.8% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,985,000	4,985,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Floaters E99, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	12,195,000	12,195,000
Series MS 3358, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,165,000	5,165,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series MS 3275, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	10,000,000	10,000,000
Series ROC II R 11984, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(d)	7,500,000	7,500,000
New York Dorm. Auth. Revs. Bonds Series WF 113C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	11,000,000	11,000,000
New York Liberty Dev. Corp. Participating VRDN 1.8% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	30,000,000	30,000,000
New York State Thruway Auth. Participating VRDN Series Floaters XF 22 28, 1.35% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,367,000	3,367,000
New York Trans. Dev. Corp. Participating VRDN:
Series Floaters XF 23 96, 1.82% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	7,975,000	7,975,000
Series Floaters XX 10 38, 1.82% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	7,000,000	7,000,000
New York Univ., Bonds Series Solar 0034, SIFMA Municipal Swap Index + 0.050% 1.8%, tender 5/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,100,000	3,100,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series ROC II R11934, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(d)	9,450,000	9,450,000
Util. Debt Securitization Auth. Participating VRDN Series Floaters ZM 04 62, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,100,000	3,100,000
Westchester County Loc Dev. Co. Participating VRDN Series Floaters XF 24 81, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,460,000	1,460,000
		261,328,500
New York And New Jersey - 3.6%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF2211, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,860,000	5,860,000
Series 16 XM0211, 1.83% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,700,000	3,700,000
Series 16 ZF0326, 1.83% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,415,000	5,415,000
Series 16 ZF0367, 1.83% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	985,000	985,000
Series 16 ZM0160, 1.8% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	7,700,000	7,700,000
Series Floaters XF 24 88, 1.8% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	1,700,000	1,700,000
Series Floaters XL 00 63, 1.81% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	3,100,000	3,100,000
Series Floaters XM 06 16, 1.81% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	10,700,000	10,700,000
Series Floaters YX 10 34, 1.83% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	1,600,000	1,600,000
Series Floaters ZF 02 69, 1.85% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	2,200,000	2,200,000
Series MS 3249, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,500,000	3,500,000
Series MS 3321, 1.78% 5/7/18 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)	4,005,000	4,005,000
Series Putters 15 XM013, 1.83% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,500,000	6,500,000
Series ROC 14086, 1.81% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	4,100,000	4,100,000
Series XG 00 37, 1.78% 5/1/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	9,600,000	9,600,000
		70,665,000
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,480,000	1,480,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,300,000	1,300,000
		2,780,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,400,000	2,400,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,100,000	1,100,000
		3,500,000
TOTAL TENDER OPTION BOND
(Cost $378,573,500)		378,573,500

Other Municipal Security - 28.5%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.76% tender 5/16/18, CP mode	1,300,000	1,300,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992, 1.73% tender 5/17/18, CP mode	1,700,000	1,700,000
Series 92, 1.85% tender 5/25/18, CP mode	990,000	990,000
		2,690,000
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.78% tender 5/21/18, CP mode (b)	6,400,000	6,400,000
Series A, 1.9% tender 5/25/18, CP mode (b)	2,100,000	2,100,000
Series A1:
1.9% tender 6/6/18, CP mode (b)	600,000	600,000
1.95% tender 5/30/18, CP mode (b)	4,900,000	4,900,000
		14,000,000
New York - 23.7%
Albany City School District BAN Series 2017 C, 2.25% 8/3/18	16,353,840	16,397,515
Babylon Union Free School District TAN Series 2017, 2.25% 6/22/18	4,700,000	4,707,652
Bay Shore Union Free School District TAN Series 2017, 2% 6/22/18	9,025,000	9,031,035
Bayport-Blue Point Union Free School District:
BAN Series 2017, 2.25% 10/5/18	9,000,000	9,045,177
TAN Series 2017, 2% 6/27/18	4,600,000	4,600,974
Bedford Central School District BAN Series 2017:
2.25% 7/13/18	11,738,867	11,763,609
2.5% 7/13/18	8,600,000	8,611,948
Brewster Central School District BAN Series 2017:
2.25% 7/13/18	13,900,000	13,930,497
2.5% 7/13/18	13,700,000	13,736,278
Burnt Hills Ballston Lake NY BAN Series 2017, 2.5% 6/22/18	16,199,871	16,225,359
Central Islip Union Free School District:
BAN Series 2017, 2% 8/16/18	6,600,000	6,615,061
TAN Series 2017, 2.25% 6/27/18	5,600,000	5,609,506
Clarence Central School District BAN Series 2017 A, 2.5% 6/28/18	10,300,000	10,322,001
Connetquot Central School District:
BAN Series 2017, 2.25% 8/30/18	2,300,000	2,308,668
TAN Series 2017, 2% 6/27/18	300,000	300,228
East Hampton Union Free School District TAN Series 2017, 2% 6/27/18	9,300,000	9,312,736
Eastport-South Manor Central School District TAN Series 2017, 2.25% 6/22/18	13,000,000	13,016,685
Hampton Bays Union Free School District:
BAN Series 2017, 2.25% 6/20/18	7,311,250	7,320,228
TAN Series 2017, 2.25% 6/20/18	5,600,000	5,606,899
Harborfields Central School District Greenlawn:
BAN Series 2016, 2.3% 9/6/18	2,500,000	2,509,924
TAN Series 2017, 2% 6/22/18	5,300,000	5,304,448
Hauppauge Union Free School District TAN Series 2017, 2% 6/22/18	6,685,000	6,693,151
Highland Cent School District BAN Series 2017, 2.25% 7/20/18	7,300,000	7,316,752
Irondequoit Gen. Oblig. BAN Series 2018 A, 3% 4/19/19	12,920,000	13,063,445
Jefferson County BAN Series 2017, 2.5% 11/1/18	4,400,000	4,428,258
Kings Park Central School District TAN Series 2017, 2% 6/22/18	4,550,000	4,553,840
Middletown City School District BAN:
Series 2017 A, 2% 6/21/18	8,600,000	8,601,512
Series 2017, 2.5% 6/21/18	16,000,000	16,020,587
New York City Trust For Cultural Bonds (American Museum Natural History) Series 2014 B1, SIFMA Municipal Swap Index + 0.040% 1.79%, tender 10/9/18 (a)(e)	21,400,000	21,400,000
New York Pwr. Auth.:
Series 1, 1.58% 5/10/18, CP	3,500,000	3,500,000
Series 2:
1.6% 6/4/18, CP	5,800,000	5,800,000
1.67% 7/6/18, CP	19,700,000	19,700,000
1.7% 5/7/18, CP	2,600,000	2,600,000
1.77% 6/14/18, CP	19,600,000	19,600,000
Patchogue Medford Union Free School District TAN Series 2017, 2% 6/22/18	18,600,000	18,601,934
Riverhead Central School District BAN Series 2017, 2.25% 9/14/18	2,290,000	2,300,214
Sayville Union Free School District TAN Series 2017, 2% 6/27/18	6,300,000	6,308,539
Scotia Glenville Central School District BAN Series 2017, 2.25% 6/29/18	10,300,000	10,317,095
Syosset Central School District TAN Series 2017, 2.25% 6/27/18	6,200,000	6,207,991
Three Village Central School District TAN Series 2017, 2% 6/27/18	12,000,000	12,002,541
Tonawanda Town BAN Series 2017, 2% 8/30/18	8,300,000	8,323,658
Ulster County Gen. Oblig. BAN Series 2017, 2.5% 11/21/18	7,000,000	7,047,887
West Islip Union Free School District BAN Series 2017, 2.15% 7/25/18	5,200,000	5,204,252
West Seneca BAN Series 2017 B, 2.25% 7/26/18	12,276,170	12,290,475
Westchester County Gen. Oblig.:
BAN Series A, 3% 12/14/18	16,500,000	16,658,748
TAN Series 2018, 2% 5/29/18	44,100,000	44,114,608
		458,931,915
New York And New Jersey - 3.9%
Port Auth. of New York & New Jersey:
Series A:
1.36% 6/12/18, CP (b)	5,000,000	5,000,000
1.36% 8/16/18, CP (b)	9,000,000	9,000,000
1.39% 8/30/18, CP (b)	12,700,000	12,700,000
1.39% 9/7/18, CP (b)	13,665,000	13,665,000
1.66% 6/21/18, CP (b)	9,825,000	9,825,000
1.68% 8/23/18, CP (b)	3,590,000	3,590,000
1.73% 7/2/18, CP (b)	19,600,000	19,600,000
Series B, 1.58% 6/14/18, CP	1,400,000	1,400,000
		74,780,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $551,701,915)		551,701,915
	Shares	Value

Investment Company - 4.3%
Fidelity Municipal Cash Central Fund, 1.76% (f)(g)
(Cost $83,470,473)	83,462,422	83,470,473
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,935,016,888)		1,935,016,888
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,842,927
NET ASSETS - 100%		$1,938,859,815

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,280,000 or 3.4% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$2,400,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$8,100,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 2% 5/3/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 4/20/18	$10,600,000
Chicago Board of Ed. Participating VRDN Series Floaters 006, 2% 5/3/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$6,200,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$4,500,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$1,480,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 2/2/18	$9,700,000
New York Dorm. Auth. Revs. Bonds Series WF 113C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$11,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 1/11/18	$1,300,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$1,100,000
Port Auth. of New York & New Jersey Series 1991 2, 1.83% 5/30/18, VRDN	12/3/03	$6,400,000
Port Auth. of New York & New Jersey Series 1992 2, 1.8% 5/30/18, VRDN	8/13/15	$500,000
Port Auth. of New York & New Jersey Series 1997 1, 1.8% 5/30/18, VRDN	6/4/14	$500,000
Port Auth. of New York & New Jersey Series 1997 2, 1.8% 5/30/18, VRDN	7/8/13 - 8/9/16	$1,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$190,423
Total	$190,423

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2018